Separation of Kyndryl - Major categories of income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Discontinued Operations
Provision for income taxes	$ 124	$ 714	$ 484
Income/(loss) from discontinued operations, net of tax	(143)	1,030	1,658
Managed infrastructure services unit | Disposed by separation
Discontinued Operations
Revenue	7	14,994	18,441
Cost of sales	24	11,270	13,651
Selling, general and administrative	86	1,869	1,641
Kyndryl-related workforce rebalancing charges		31	884
RD&E and Other (income) and expense	(84)	80	124
Income/(loss) from discontinued operations before income taxes	(20)	1,744	2,142
Provision for income taxes	124	714	484
Income/(loss) from discontinued operations, net of tax	$ (143)	1,030	1,658
Microelectronics Business
Discontinued Operations
Income/(loss) from discontinued operations, net of tax		$ (1)	$ 89